Net borrowings - Schedule of net borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Borrowings [abstract]
Borrowings due within one year and bank overdrafts	$ (3,303)	$ (2,928)	$ (2,496)
Borrowings due after one year	(20,209)	(20,820)	(19,224)
Fair value of foreign currency forwards and swaps	492	557	309
Fair value of interest rate hedging instruments	(174)	(210)	(298)
Lease liabilities	(687)	(653)	(623)
Gross borrowings	(23,881)	(24,054)	(22,332)
Cash and cash equivalents	2,209	2,200	1,656
Net borrowings	$ (21,672)	$ (21,854)	$ (20,676)	$ (21,017)